BUSINESS COMBINATION AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
SCHEDULE OF RECOGNIZED IDENTIFIED ASSETS ACQUIRED AND LIABILITIES ASSUMED

The purchase price was allocated on the acquisition date of Xixingdao as follows:

Account and other receivables	$305,866
Inventories	79,332
Other net assets	(12,884)
Distribution channel	3,145,260
Due to related party	(135,080)
Noncontrolling interest	(549,033)
Goodwill	6,940,530
Total purchase price	$9,773,991

SCHEDULE OF BUSINESS ACQUISITION, PRO FORMA INFORMATION

	For the years ended December 31
	2020	2019
Pro forma net revenues	$5,327,633	$853,926
Pro forma net loss	3,634,335	159,007
Pro forma net loss attributable to Fortune Valley Treasures, Inc.	3,243,848	180,882